Consolidated Statements of Changes In Stockholders' Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Statement of Stockholders' Equity [Abstract]
Equity issuance costs	$ 24
Commitment fee	$ 163